Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
SoFi Next 500 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Next 500 ETF
Class Name	SoFi Next 500 ETF
Trading Symbol	SFYX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SoFi Next 500 ETF (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyx/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Next 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfyx/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Next 500 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What factors influenced performance?

Sector performance attribution showed that Financials and Health Care were the largest contributors to the Fund’s returns, reflecting strong results from select stocks within those sectors. Conversely, Consumer Staples, Information Technology, and Energy sectors detracted from performance.

At the individual stock level, leading contributors included Robinhood, Texas Pacific Land, and Intra-Cellular Therapies, which benefited from favorable earnings trends and sector tailwinds. The largest detractors were Celsius Holdings, Elf Beauty, and UiPath, which faced earnings pressures and stock-specific headwinds during the period.

The SFYX Index includes the next 500 largest U.S. companies by market capitalization, with weightings adjusted based on growth factors such as sales growth, earnings growth, and forward earnings estimates. While the Index does not target specific sectors, sector weightings can vary over time based on market conditions and company performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2025	1 Year	5 Years	Since Inception (4/10/2019)
SoFi Next 500 ETF	10.10%	10.04%	7.94%
Solactive SoFi US Next 500 Growth Index	10.12%	10.02%	7.92%
S&P MidCap 400® Total Return Index	8.69%	13.01%	9.92%
S&P 500® Total Return Index	18.41%	16.85%	14.92%

Performance Inception Date	Apr. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,602,000
Holdings Count | Holdings	495
Advisory Fees Paid, Amount	$ 1,316
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$27,602
Number of Holdings	495
Total Advisory Fee Paid	$1,316
Annual Portfolio Turnover	27%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Robinhood Markets, Inc. - Class A	1.4
Dynatrace, Inc.	1.0
Blue Owl Capital, Inc. - Class A	1.0
Interactive Brokers Group, Inc. - Class A	0.9
Nutanix, Inc. - Class A	0.9
TechnipFMC PLC	0.8
Pure Storage, Inc. - Class A	0.8
TKO Group Holdings, Inc. - Class A	0.7
NRG Energy, Inc.	0.7
Molson Coors Beverage Co.	0.7

Material Fund Change Expenses [Text Block]

How has the Fund changed?

Effective February 1, 2025, Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.06% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. Prior to February 1, 2025, the Adviser was waiving its full Management Fees.

For more complete information, please see the Fund's prospectus.

SoFi Social 50 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Social 50 ETF
Class Name	SoFi Social 50 ETF
Trading Symbol	SFYF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SoFi Social 50 ETF (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyf/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Social 50 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfyf/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Social 50 ETF	$34	0.29%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What factors influenced performance?

Sector performance attribution showed that Information Technology and Communication Services were the largest contributors to the Fund’s returns, driven by strong gains from leading technology companies. Health Care and Real Estate sectors detracted from performance.

At the individual stock level, top contributors included NVIDIA, Palantir, and Tesla, reflecting strong demand for AI technologies and electric vehicles. Leading detractors included AMD, Microsoft, and Arm Holdings, which faced competitive pressures and earnings volatility.

The SFYF Index is composed of the 50 most widely held U.S.-listed equities in the self-directed brokerage accounts of SoFi Securities, LLC customers. Securities are weighted based on their aggregate holdings, subject to limits on individual security and sector weights. The Index is rebalanced and reconstituted monthly, and sector exposures can vary over time based on investor behavior within SoFi Accounts.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2025	1 Year	5 Years	Since Inception (5/7/2019)
SoFi Social 50 ETF	31.41%	18.46%	14.53%
SoFi Social 50 Index	32.02%	23.06%	14.90%
S&P 500® Total Return Index	18.41%	16.85%	15.14%

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,326,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 55,278
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$24,326
Number of Holdings	52
Total Advisory Fee Paid	$55,278
Annual Portfolio Turnover	48%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	10.1
Tesla, Inc.	7.7
Apple, Inc.	5.0
Amazon.com, Inc.	4.8
Palantir Technologies, Inc. - Class A	4.7
Microsoft Corp.	4.7
Berkshire Hathaway, Inc. - Class B	4.6
Meta Platforms, Inc. - Class A	4.6
Alphabet, Inc. - Class A	4.1
Costco Wholesale Corp.	4.1

SoFi Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	SoFi Enhanced Yield ETF
Class Name	SoFi Enhanced Yield ETF
Trading Symbol	THTA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SoFi Enhanced Yield ETF (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/thta/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Enhanced Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/thta/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Enhanced Yield ETF	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What factors influenced performance?

The Fund seeks to generate monthly income and risk-adjusted returns by combining investments in U.S. government securities with an options-based credit spread strategy. The Fund’s returns during the period were primarily driven by income and capital gains from U.S. Treasury holdings, as well as premiums earned from options positions on major equity indices.

Leading contributors to Fund performance included holdings in U.S. Treasury securities such as the 0% Treasury Bill maturing November 28, 2025; the 0% Treasury Bill maturing May 9, 2024; and the 0% Treasury Bill maturing March 11, 2025. Detractors from performance included certain options positions, notably the SPXW 01/24/25 5000 put, the SPX 05/17/24 4425 put, and the RUT 05/17/24 1750 put, reflecting the Fund’s active management of credit spreads in response to market volatility.

The Fund maintains flexibility to take bullish, bearish, or neutral positions in its options strategy while reallocating collateral among U.S. Treasury securities. This approach is designed to capture income opportunities while mitigating exposure to traditional equity and bond market trends.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2025	1 Year	Since Inception (11/14/2023)
SoFi Enhanced Yield ETF	7.53%	7.94%
Bloomberg U.S. Aggregate Bond Index	5.81%	7.16%

Performance Inception Date	Nov. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 49,061,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 153,208
Investment Company, Portfolio Turnover	330.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$49,061
Number of Holdings	9
Total Advisory Fee Paid	$153,208
Annual Portfolio Turnover	330%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2025) Security Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Holdings	(% of Total Net Assets)
United States Treasury Note/Bond - 3.00%, 07/15/2025	28.2
United States Treasury Bill - 4.17%, 11/28/2025	24.5
United States Treasury Note/Bond - 3.88%, 03/31/2025	20.8
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,150.00	9.4
United States Treasury Note/Bond - 3.88%, 01/15/2026	7.6
United States Treasury Note/Bond - 2.63%, 04/15/2025	6.6
United States Treasury Bill - 4.18%, 05/15/2025	5.8
United States Treasury Bill - 4.24%, 03/11/2025	1.8
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,200.00	-10.3

Material Fund Change Adviser [Text Block]

How has the Fund changed?

Effective January 1, 2025, Tidal Investments LLC (the "Adviser"), the Fund's investment adviser, acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Fund. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Fund. Jay Pestrichelli, a key member of the Fund’s portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Fund, now as an employee of the Adviser. There were no other portfolio manager changes for the Fund. This transaction did not result in any changes to the Fund’s investment objective, principal investment strategies, or fees. For more complete information, please see the Fund's prospectus, as supplemented.

SoFi Select 500 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Select 500 ETF
Class Name	SoFi Select 500 ETF
Trading Symbol	SFY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SoFi Select 500 ETF (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfy/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Select 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfy/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Select 500 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What factors influenced performance?

Sector performance attribution showed that Consumer Discretionary and Energy sectors were the largest contributors to the Fund’s returns, while Information Technology, Financials, and Health Care sectors detracted from performance.

At the individual stock level, leading contributors to the Fund’s results included NVIDIA, Broadcom, and Palantir, driven by strong earnings and positive market sentiment in AI and semiconductor sectors. Conversely, Microsoft, AMD, and Salesforce were the top detractors, due in part to softer-than-expected earnings reports and sector volatility.

The SFY Index includes the 500 largest U.S. companies by market capitalization and tilts weightings based on growth factors such as sales growth, earnings growth, and forward earnings estimates. During the period, strong performance in growth-oriented sectors, especially Technology and Consumer Discretionary, had a notable impact on Fund results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2025	1 Year	5 Years	Since Inception (4/10/2019)
SoFi Select 500 ETF	22.66%	17.62%	15.72%
Solactive SoFi US 500 Growth Index	22.73%	17.66%	15.75%
S&P 500® Total Return Index	18.41%	16.85%	14.92%

Performance Inception Date	Apr. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 510,129,000
Holdings Count | Holdings	504
Advisory Fees Paid, Amount	$ 20,298
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$510,129
Number of Holdings	504
Total Advisory Fee Paid	$20,298
Annual Portfolio Turnover	29%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	14.5
Microsoft Corp.	5.2
Amazon.com, Inc.	4.7
Apple, Inc.	4.5
Meta Platforms, Inc. - Class A	3.6
Broadcom, Inc.	3.4
Eli Lilly & Co.	2.5
Alphabet, Inc. - Class A	1.7
JPMorgan Chase & Co.	1.6
Advanced Micro Devices, Inc.	1.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective February 1, 2025, Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.05% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. Prior to February 1, 2025, the Adviser was waiving its full Management Fees.

Effective October 1, 2024, the Fund executed a 1 for 5 reverse stock split of its issued and outstanding shares.

Effective October 15, 2024, the SFY Index, the Fund's underlying index, began rebalancing and reconstituting on a semi-annual basis as opposed to annually.

For more complete information, please see the Fund's prospectus, as supplemented.